KEY MANAGEMENT COMPENSATION	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
KEY MANAGEMENT COMPENSATION

NOTE 36 — KEY MANAGEMENT COMPENSATION

The following tables set forth information regarding compensation awarded to or earned by our Executive Officers and Board of Directors during the years ended December 31, 2024, 2023 and 2022

	2024			2023			2022
	Salary	Stock Based	Total	Salary	Stock Based	Total	Salary	Stock Based	Total
Key management compensation	$2,109,014	$3,997,113	$6,106,126	$1,595,866	$392,074	$1,987,940	$1,184,506	553,987	1,738,493